Financial income (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest income from financial assets measured at amortized costs	kr 44	kr 895	kr 5,413
Fair value adjustments of marketable securities, cf. note 22	1,852	0	837
Fair value adjustments of other investments, cf. note 16	0	936	2,009
Exchange rate adjustments (primarily on USD deposits)	39,315	0	5,518
Dividend, Marketable securities	0	191	878
Total financial income	kr 41,211	kr 2,022	kr 14,655